Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	0000909427
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 07, 2017
Prospectus Date	Apr. 07, 2017
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-3
Prospectus:
Trading Symbol	SFTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class T
Prospectus:
Trading Symbol	TAFSX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	FLTEX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLTTX
TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	TFEBX
TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLLLX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-3
Prospectus:
Trading Symbol	HIMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class T
Prospectus:
Trading Symbol	TAHHX
Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
Tax-Exempt Fund of California® | Class F-3
Prospectus:
Trading Symbol	EXCAX
Tax-Exempt Fund of California® | Class T
Prospectus:
Trading Symbol	TTCAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-3
Prospectus:
Trading Symbol	TFNYX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class T
Prospectus:
Trading Symbol	TATEX